Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 608,000
Previously Paid Amount	0.00
Total Fee Amount	93.08
Total Offset Amount	0.00
Net Fee	93.08
Narrative - Max Aggregate Offering Price	$ 608,000
Final Prospectus	true